AETNA VARIABLE PORTFOLIOS, INC.

     Supplement dated December 16, 1997 to the Prospectus dated May 1, 1997

The information in this Supplement updates and amends the information contained in the Prospectus dated May 1, 1997 (the "Prospectus") and should be read with that Prospectus.

Aetna Variable Portfolios, Inc. currently consists of eleven Portfolios, seven of which are not currently offered to the public.

The section of the Prospectus entitled "MANAGEMENT OF THE VARIABLE PORTFOLIOS - Portfolio Management - Growth and Capital Appreciation" found on page 10 is hereby amended and supplemented as follows:

Growth

Peter B. Canoni, Managing Director, Aeltus, and Kenneth H. Bragdon, Vice President, Aeltus, are the co-managers for Growth. Mr. Canoni has managed the Portfolio since its inception in December 1996, with Mr. Bragdon's assistance. Mr. Bragdon became co-manager in mid-1997. Mr. Canoni has been with the Aetna organization since 1980 and has over 26 years of experience in the investment business. Mr. Bragdon has been with Aetna since 1978 and has 27 years of experience in the investment business.

Capital Appreciation

Peter B. Canoni, Managing Director, Aeltus, has been managing Capital Appreciation since its inception in December 1996. Mr. Canoni has been with the Aetna organization since 1980 and has over 26 years of experience in the investment business.

X.AETNA-97-1                                                       December 1997

The information in the "Financial Highlights" section of the Prospectus beginning on page 4 is replaced with the following:

                              FINANCIAL HIGHLIGHTS

The selected data presented below for the periods ended December 31, 1996 are derived from the financial statements of the Portfolios, which statements have been audited by KPMG Peat Marwick LLP, independent auditors. The selected data presented below for the six months ended June 30, 1997 have been taken from the records of the Portfolios which are unaudited.

                           Capital Appreciation             Growth                Index Plus             Small Company
                           --------------------             ------                ----------             -------------
                           Six-month      Period    Six-month   Period from   Six-month     Period     Six-month    Period
                          period ended   from Dec.   period        Dec. 13,      period    from Sept.    period      from
                            June 30,     13, 1996   ended June    1996 to     ended June   16, 1996   ended June    Dec. 27,
                              1997        to Dec.   30, 1997      Dec. 31,     30, 1997     to Dec.    30, 1997     1996 to
                           (unaudited)   31, 1996   (unaudited)     1996     (unaudited)   31, 1996   (unaudited)   Dec. 31, 1996
Net asset value per share,
  beginning of period         $10.199    $10.000      $10.146    $10.000       $10.906    $10.000       $10.113    $10.000
                              -------    -------      -------    -------        ------    -------       -------    -------

Income From
  Investment Operations:
Net investment income           0.062      0.015        0.026      0.011         0.059      0.047         0.006      0.008
Net realized and unrealized
  gain on investments           2.001      0.200        1.608      0.147         2.237      0.919         1.653      0.115
                              -------    -------      -------    -------        ------    -------       -------    -------

Total from investment
  operations                    2.063      0.215        1.634      0.158         2.296      0.966         1.659      0.123
                              -------    -------      -------    -------        ------    -------       -------    -------

Less Distributions:
Dividends from net
  investment income                --     (0.016)         --      (0.012)           --     (0.047)           --     (0.010)

Distribution from net
  realized gains on
  investments                       --        --          --           --           --     (0.013)           --         --
                               -------    -------      -------    -------        ------    -------       -------    -------

Total distributions                 --    (0.016)         --      (0.012)           --     (0.060)           --     (0.010)
                               -------    -------      -------    -------        ------    -------       -------    -------


Net asset value per share,
  end of period               $12.262    $10.199      $11.780    $10.146       $13.202    $10.906       $11.772    $10.113
                              =======    =======      =======    =======        ======    =======       =======    =======

Total Return*                   20.22%      2.15%       16.10%      1.57%        21.05%      9.64%        16.41%      1.23%
Net assets, end of period
   (000)                       $6,310     $5,202       $6,040     $5,175       $58,601    $19,410        $6,267     $5,158
Ratio of total expenses to
  average net assets**           0.75%      0.67%        0.75%      0.67%         0.50%      0.50%         0.90%      0.55%
Ratio of net investment
  income to average net          1.14%      2.73%        0.50%      1.99%         1.51%      1.89%         0.12%      5.96%
  assets**
Portfolio turnover rate         64.95%        --        80.38%      1.97%        38.23%      5.18%       101.56         --
Average Commission rate
  paid per share                $0.0584    $0.0300      $0.0571    $0.0364      $ 0.0377    $0.0358       $0.0567       --

* The Total Return percentage does not reflect any separate account charges under VA contracts and VLI policies.
**  Annualized for periods of less than one year.

Additional information about the performance of the Portfolios included in this table is contained in the Fund's Annual and Semi-Annual Reports dated December 31, 1996 and June 30, 1997, respectively. The Reports are incorporated herein by reference and are available, without charge, by writing to the Fund at the address listed on the cover of this Prospectus or by calling 1-800-525-4225.

The date of the Prospectus has been changed to December 10, 1997.

X.AETNA-97-1                                                       December 1997

                         AETNA VARIABLE PORTFOLIOS, INC.

                    Supplement dated December 16, 1997 to the
              Statement of Additional Information dated May 1, 1997

The information in this Supplement updates and amends the information contained in the Statement of Additional Information dated May 1, 1997 (the "SAI") and should be read with the SAI.

Aetna Variable Portfolios, Inc. currently consists of eleven Portfolios, seven of which are not currently offered to the public.

Certain information in the section of the SAI entitled "DIRECTORS AND OFFICERS OF THE FUND" beginning on page 14 is amended as follows:

                             DIRECTORS AND OFFICERS

The investments and administration of the Fund are under the supervision of the Directors. The Directors and executive officers of the Fund and their principal occupations for the past five years are listed below. Those Directors who are "interested persons," as defined in the 1940 Act, are indicated by an asterisk(*). All Directors and officers hold similar positions with other investment companies in the same Fund Complex managed by Aetna Life Insurance and Annuity Company (Aetna) as the investment adviser. The Fund Complex presently consists of Aetna Series Fund, Inc., Aetna Variable Fund, Aetna Income Shares, Aetna Variable Encore Fund, Aetna Investment Advisers Fund, Inc., Aetna GET Fund (Series B and Series C), Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Portfolios Partners, Inc.

---------------- ------------------ --------------------------------------------------------------------------------
Name Address     Position(s) Held   Principal Occupation During Past Five Years (and Positions held with
and Age          with Registrant    Affiliated Persons or Principal Underwriters of the Registrant)
---------------- ------------------ --------------------------------------------------------------------------------
J. Scott Fox*    Director and       Director, Managing Director, Chief Operating Officer, Chief Financial Officer,
242 Trumbull     President          Aeltus Investment Management, Inc., October 1997 to present; Vice President,
Street                              Aetna Retirement Services, Inc., April 1997 to present; Director and Senior Vice
Hartford,                           President, Aetna Retirement Holdings, Inc., April 1997 to present; Director and
Connecticut                         President, Aetna Life Assignment Company, September 1997 to present;
Age 42                              Director and Senior Vice President, Aetna Life Insurance and Annuity Company,
                                    March 1997 to present; Director, Managing Director, Chief Operating Officer,
                                    Chief Financial Officer and Treasurer, Aeltus Investment Management, Inc., April
                                    1994 to March 1997; Managing Director and Treasurer, Equitable Capital Management
                                    Corp., March 1987 to September 1993; Director, Aeltus Capital, Inc., March 1996 to
                                    July 1997; Managing Director, Chief Financial Officer, Aeltus Capital Inc., March
                                    1996 to April 1997; Director, Aeltus Trust Company, Inc., May 1996 to July 1997;
                                    Managing Director, Chief Operating Officer, Chief Financial Officer and Treasurer,
                                    Aeltus Trust Company, Inc., May 1996 to April 1997; Director and President, Aetna
                                    Investment Management (Bermuda) Holding, Ltd., May 1996 to October 1997.
---------------- ------------------ --------------------------------------------------------------------------------
Wayne F.         Vice President     Assistant Vice President, Aetna Life Insurance and Annuity Company, May 1991
Baltzer                             to present; Vice President, Aetna Investment Services, Inc., July 1993 to
242 Trumbull                        present.
Street
Hartford,
Connecticut
Age 54

---------------- ------------------ --------------------------------------------------------------------------------
Amy R. Doberman  Secretary          Counsel, Aetna Life Insurance and Annuity Company, December 1996 to present;
151 Farmington                      Attorney, Securities and Exchange Commission, March 1990 to November 1996.
Avenue
Hartford,
Connecticut
Age 35

---------------- ------------------ --------------------------------------------------------------------------------
Morton Ehrlich   Director           Chairman and Chief Executive Officer, Integrated Management Corp. (an
1000 Venetian                       entrepreneurial company) and Universal Research Technologies, 1992 to present.
Way
Miami, Florida
Age 62
---------------- ------------------ --------------------------------------------------------------------------------
Maria T.         Director           Manager/Attorney, Health Services, New York City Department of Mental Health,
Fighetti                            Mental Retardation and Alcohol Services, 1973 to present.
325 Piermont
Road
Closter, New
Jersey
Age 54

---------------- ------------------ --------------------------------------------------------------------------------

XSAI.AVPI-97                                                       December 1997


---------------- ------------------ --------------------------------------------------------------------------------
Name Address     Position(s) Held   Principal Occupation During Past Five Years (and Positions held with
and Age          with Registrant    Affiliated Persons or Principal Underwriters of the Registrant)
---------------- ------------------ --------------------------------------------------------------------------------
David L. Grove   Director,          Private Investor; Economic/Financial Consultant, December 1985 to present.
5 The Knoll      Chairperson
Armonk,          Contract
New York         Committee
Age 79

---------------- ------------------ --------------------------------------------------------------------------------
John Y. Kim*     Director           Director, President, Chief Executive Officer, Chief Investment Officer, Aeltus
242 Trumbull                        Investment Management, Inc., December 1995 to present; Director, Aetna Life
Street                              Insurance and Annuity Company, February 1995 to present; Senior Vice
Hartford,                           President, Aetna Life Insurance and Annuity Company, September 1994 to
Connecticut                         present.
Age 37

---------------- ------------------ --------------------------------------------------------------------------------
Sidney Koch      Director           Financial Adviser, self-employed, January 1993 to present; Senior Adviser,
455 East 86th                       Daiwa Securities America, Inc., January 1992 to January 1993.
Street
New York, New
York
Age 62

---------------- ------------------ --------------------------------------------------------------------------------
Frank Litwin     Vice President     Managing Director, Aeltus Investment Management, Inc., August 1997 to present;
242 Trumbull                        Vice President, Fidelity Investments Institutional Services Company, April
Street                              1992 to August 1997.
Hartford,
Connecticut
Age 48

---------------- ------------------ --------------------------------------------------------------------------------
Shaun P.         Director           Vice President/Senior Vice President, Aetna Life Insurance and Annuity
Mathews*                            Company, March 1991 to present; Vice President, Aetna Life Insurance Company,
151 Farmington                      1991 to present; Director and Senior Vice President, Aetna Investment
Avenue                              Services, Inc., July 1993 to present; Director and Senior Vice President,
Hartford,                           Aetna Insurance Company of America, September 1992 to present.
Connecticut
Age 42
---------------- ------------------ --------------------------------------------------------------------------------
Corine T.        Director           Dean of the Barney School of Business, University of Hartford, (West Hartford,
Norgaard                            CT), August 1996 to present; Professor, Accounting and Dean of the School of
556 Wormwood                        Management, Binghamton University, (Binghamton, NY), August 1993 to August
Hill                                1996; Professor, Accounting, University of Connecticut, (Storrs, CT),
Mansfield                           September 1969 to June 1993; Director, The Advest Group (holding company for
Center,                             brokerage firm) through September 1996.
Connecticut
Age 60

---------------- ------------------ --------------------------------------------------------------------------------
Richard G.       Director,          Trust and Private Banking Consultant, David Ross Palmer Consultants, July 1991
Scheide          Chairperson        to present.
11 Lily Street   Audit Committee
Nantucket,
Massachusetts
Age 68

---------------- ------------------ --------------------------------------------------------------------------------
Stephanie A.     Treasurer and      Director Mutual Fund Accounting, Aeltus Investment Management, Inc., November
Taylor           Chief Financial    1995 to present; Director Mutual Fund Accounting, Aetna Life Insurance and
242 Trumbull     Officer            Annuity Company, August 1994 to November 1995; Assistant Vice President,
Street                              Investors Bank & Trust, January 1993 to August 1994.
Hartford,
Connecticut
Age 44
---------------- ------------------ --------------------------------------------------------------------------------

*Interested persons as defined in the Investment Company Act of 1940 (1940 Act).

The date of the SAI has been changed to December 10, 1997.

XSAI.AVPI-97                                                       December 1997